UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ];     Amendment Number:
This Amendment (check only one): [ ] is a restatement
                                 [ ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:                 Charlemagne Capital Limited
Address:              St. Mary's Court, 20 Hill Street, Douglas,
                      Isle of Man, IM1 1EU British Isles

Form 13F File Number: 028-11574


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Jane Bates
Title:     Managing Director
Phone:     +44 1624 640200

Signature, Place and Date of Signing:

/s/ Jane Bates                 British Isles            August 10, 2011
-------------------            -------------            ---------------
(Signature)                    (City, State)            (Date)

Report Type (Check only one)

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:     US$ 179,071
                                             thousands)

List of Other Included Managers:

No.         Form 13F File Number          Name

1.          028-11145                     Charlemagne Capital (IOM) Limited

                               INFORMATION TABLE

                                                                                                                            VOTING
                                                                                                                           AUTHORITY
                                                                   VALUE               SH/  PUT/     INVESTMENT    OTHER
NAME OF ISSUER                 TITLE OF CLASS           CUSIP     (x$1000)   AMOUNT    PRN  CALL     DISCRETION   MANAGERS   SOLE
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD          20441W 20 3   10,260    267,754   SH             DEFINED        1
AMERICA MOVIL ADR              SPON ADR L SHS        02364W 10 5   11,257    431,867   SH             DEFINED        1
BAIDU INC ADR                  SPON ADR REP A        056752 10 8   15,306    133,088   SH             DEFINED        1
BANCO BRADESCO PREF ADR        SP ADR PFD NEW        059460 30 3      742     49,936   SH             DEFINED        1
BANCO BRASIL FOODS ADR         SPONSORED ADR         10552T 10 7      298     19,624   SH             DEFINED        1
CREDICORP LTD                  COM                   G2519Y 10 8    3,896     30,973   SH             DEFINED        1
CTC MEDIA                      COM                   12642X 10 6    7,847    974,810   SH             DEFINED        1
CTC MEDIA                      COM                   12642X 10 6    6,817    846,780   SH              SOLE         NONE
ENERSIS S A                    SPONSORED ADR         29274F 10 4    4,642    248,386   SH             DEFINED        1
FOMENTO ECONOMIC ADR           SPONSORED ADR UNITS   344419 10 6    9,101    102,007   SH             DEFINED        1
GERDAU S A                     SPONSORED ADR         373737 10 5      741     84,556   SH             DEFINED        1
ITAU UNIBANCO PF ADR           SPONSORED ADR REP PFD 465562 10 6   19,534  1,403,814   SH             DEFINED        1
MECHEL PREF ADR                SPON ADR PFD          583840 50 9    1,349    524,821   SH              SOLE         NONE
PETROBRAS A PREF ADR           SP ADR NON VTG        71654V 10 1    1,531     81,557   SH             DEFINED        1
PETROBRAS ADR                  SPONSORED ADR         71654V 40 8   19,730  1,086,741   SH             DEFINED        1
SANTANDER BRASIL ADR           ADS REP 1 UNIT        05967A 10 7    1,094     19,623   SH             DEFINED        1
SANTANDER CHILE ADR            SP ADR REP COM        05965X 10 9   12,837    165,697   SH             DEFINED        1
VALE S.A. PN ADR               ADR REPSTG PFD        91912E 20 4   42,124  2,120,537   SH             DEFINED        1
YAMANA GOLD INC                COM                   98462Y 10 0    9,965    646,435   SH             DEFINED        1

Grand Total                                                       179,071